Document and Entity Information Document	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	COCA-COLA CONSOLIDATED, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-9286
Entity Tax Identification Number	56-0950585
Entity Address, Address Line One	4100 Coca-Cola Plaza
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(980)
Local Phone Number	392-8298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	COKE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000317540
Amendment Flag	false